Exhibit 99.1

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 3 March 26, 2024 PRIVATE & CONFIDENTIAL Highcrest Lending Corporation 208 S Llano St Fredericksburg, TX 78624 Attention: Mr. Robert Weening – Managing Director Dear Mr. Weening: Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of (“Highcrest”, “Sponsor”, “Company” and “Seller”) and Highcrest VFN Securitization 2024, LLC (“Issuer”, “SPV” or “Purchaser” and together with Seller, “you” or “Client”) in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated March 13, 2024. Itria Ventures LLC is the servicer with respect to the Transaction (“Servicer”). Client Acknowledgements By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms. Limitations of Procedures The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. The Report contains a description of the following: (i) the type of assets; (ii) the sample size;

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 4 (iii) how the sample size was determined and, if applicable, computed; and (iv) the scope and manner of the Services performed. None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following: (i) the value of collateral securing such assets; (ii) the compliance of the originator of the assets with federal, state, and local laws and regulations; or (iii) the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements. We have not verified the information we obtained or presented in the Report, unless specified therein. Use of the Report This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated March 13, 2024 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report. Updating the Report We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter. Very truly yours, CBIZ MHM, LLC By: ___________________________________ M. Michael Aquino, Lead Managing Director CBIZ MHM, LLC THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 5 Legal Notice This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated March 13, 2024 with no third-party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties. If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties. Legal Representation Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

Highcrest Lending Corporation –
Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Robert Weening	Managing Director of Operations	3 years
John Ogle	Managing Director of Investments	2 years 2 months
Cullen Eckert	Investment Analyst	4 months

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

• Client	Highcrest Lending Corporation Highcrest VFN Securitization 2024, LLC
• Highcrest, Sponsor, Company and Seller	Highcrest Lending Corporation
• Issuer, SPV, or Purchaser	Highcrest VFN Securitization 2024, LLC
• M	$000s
• MM	$000,000s
• POM	Preliminary Offering Memorandum, which date still needs to be determined
• Servicer	Itria Ventures LLC

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

6

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 7 TABLE OF CONTENTS STATEMENT OF WORK ..................................................................................................................8 A. DATA INTEGRITY TEST FOR LOAN ................................................................................... 10 EXHIBITS A.1 DATA INTEGRITY TEST FOR LOANS

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 8 STATEMENT OF WORK PURSUANT TO THE ENGAGEMENT LETTER DATED MARCH 13, 2024 BY AND BETWEEN CBIZ MHM, LLC (“CBIZ”) AND HIGHCREST LENDING CORPORATION (“SELLER”, “HIGHCREST”, “COMPANY” AND “SPONSOR”) AND HIGHCREST VFN SECURITIZATION 2024, LLC (“ISSUER”, “SPV” OR “PURCHASER”, AND TOGETHER WITH SELLER, YOU OR “CLIENT Relevant Entities: Highcrest Lending Corporation (“Highcrest”, “Sponsor”, “Company” and “Seller”) and Highcrest VFN Securitization 2024, LLC ("Issuer”, “SPV” or “Purchaser” and together with Seller “you” or “Client”). Itria Ventures LLC is the servicer with respect to the Transaction (“Servicer”). Time Periods to be tested: See the below Scope of Services Location: Remotely in the CBIZ office in West Conshohocken, PA The Company’s office in Fredericksburg, TX (if necessary or required) Additional Request: Document all discussions with and inquiries of management. Note: All samples are judgmentally selected unless specified by Client. Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report. Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure. Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 9 SCOPE OF SERVICES A. Data Integrity Test for Highcrest VFN Securitization 2024, LLC - Asset Backed Notes, Series 2024-1 1. From the electronic data file provided by the Client as of February 29, 2024, select a sample of the largest 100 Merchant Cash Advances and another 100 Merchant Cash Advances selected on a judgmental basis (total of 200 Merchant Cash Advances to be tested - "Sample Group") and perform the following data integrity test. For items marked below as "confirm", note whether the item is noted as part of the underlying documentation. For items marked as "compare", agree the item on the data tape to the Company's underlying system. For items marked as "calculate ", calculate the noted item listed below for accuracy against the data file provided by the Servicer: a. Confirm and Compare Merchant’s name (Y/N) b. Compare the Merchant’s state personal address c. Compare Merchant’s Industry d. Compare applicant's FICO Score (at the time of origination) e. Compare applicant’s internal credit grade (at the time of origination) f. Confirm and Compare payment frequency (daily or weekly) g. Compare the Merchant's years in business (at origination) h. Calculate Merchant's Outstanding Receivables Balance (as of the end of the applicable Collection Period) i. Compare the Merchant's original expected term j. Calculate the Merchant's remaining expected term (as of the end of the applicable Collection Period) k. Calculate and Compare the Merchant's factor rate l. Calculate the Receivable’s yield at origination m. Compare the Merchant's Material Modification flag (as of the end of the applicable Collection Period) (Y/N) n. Calculate the missed payment factor (as of the end of the applicable Collection Period) o. Calculate the delinquency status (as of the end of the applicable Collection Period) p. Calculate the Performance Ratio (amount actually received / amount expected to be received) 2. Document your testing results in a worksheet. In your written summary of results, note any exceptions and management's response to such. Note that the names of Obligors should remain anonymous in documenting test results.

CBIZ Highcrest Lending Corporation –
Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report

A. Data Integrity Test for Loan

The Originator provided an electronic data tape file as of February 29, 2024 for all Receivables Agreements. The Consultants selected a sample of the largest 100 Receivables Agreements (merchant cash advances) and a judgmental sample of another 100 Receivables Agreements (merchant cash advances) (total of 200 loans - "Sample Group").

All 200 Receivables Agreements were tested according to the requested Scope procedures. The schedule for the data tape file Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 200 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY TEST	SAMPLE SIZE	EXCEPTIONS FOUND	%
a. Confirm and Compare Merchant's name (Y/N)	200	0	0%
b. Compare the Merchant's state personal address	200	0	0%
c. Compare Merchant's Industry	200	0	0%
d. Compare applicant's FICO Score (at the time of origination)	200	0	0%
e. Compare applicant's internal credit grade (at the time of origination)	200	0	0%
f. Confirm and Compare payment frequency (daily or weekly)	200	0	0%
g. Compare the Merchant's years in business (at origination)	200	0	0 %
h. Calculate Merchant's Outstanding Receivables Balance (as of the end of the applicable Collection Period)	200	0	0%
i. Compare the Merchant's original expected term	200	0	0%
j. Calculate the Merchant's remaining expected term (as of the end of the applicable Collection Period)	200	0	0%
k. Calculate and Compare the Merchant's factor rate	200	0	0%
l. Calculate the Receivable's yield at origination	200	0	0%
m. Compare the Merchant's Material Modification flag (as of the end of the applicable Collection Period)	200	0	0%
n. Calculate the missed payment factor (as of the end of the applicable Collection Period)	200	0	0%
o. Calculate the delinquency status (as of the end of the applicable Collection Period)	200	0	0%
p. Calculate the Performance Ratio (amount actually received / amount expected to be received)	200	0	0%

a. The Merchant's name on the February 29, 2024 electronic data tape file was compared to the system and confirmed to the Merchant's Name on the Merchant's Loan Agreement without exception.
b. The Merchant's state personal address on the February 29, 2024 electronic data tape file was compared to the system without exception.
c. The Merchant's Industry on the February 29, 2024 electronic data tape file was compared to the system without exception.
d. The Merchant's FICO score at origination on the February 29, 2024 electronic data tape file was compared to the system without exception,

10

Highcrest Lending Corporation – Highcrest VFN Securitization 2024, LLC – Series 2024-1 Consulting Report 11 e. The Merchant’s internal credit grade at origination on the February 29, 2024 electronic data tape file was compared to the system without exception. f. The payment frequency on the February 29, 2024 electronic data tape file was compared to the system and confirmed to the Merchant’s Loan agreement without exception. g. The Merchant’s years in business at origination on the February 29, 2024 electronic data tape file was compared to the system without exception. h. The Merchant’s Outstanding Receivable Balance on the February 29, 2024 electronic data tape file was calculated without exception. i. The Merchant’s original expected term on the February 29, 2024 electronic data tape file was compared to the system without exception. j. The Merchant’s remaining expected term on the February 29, 2024 electronic data tape file was calculated without exception. k. The Merchant’s factor rate on the February 29, 2024 electronic data tape file was calculated and compared to the system without exception. l. The Receivable’s yield at origination on the February 29, 2024 electronic data tape file was calculated without exception. m. The Merchant’s Material Modification flag on the February 29, 2024 electronic data tape file was compared without exception. n. The missed payment factor on the February 29, 2024 electronic data tape file was calculated without exception. o. The delinquency status on the February 29, 2024 electronic data tape file was calculated without exception. p. The Merchant’s Performance Ratio on the February 29, 2024 electronic data tape file was calculated without exception.

Highcrest Lending Corporation Highcrest VFN Securitization - Series 2024-1 2/29/2024 Exhibit A.1 Data File against Operating System Data File against Operating System CBIZ Loan Number Merchant Name Merchant State Personal Address Industry Applicant's FICO Score at Orig Applicant's Internal Credit Grade at Orig Payment Frequency Years in Business Outstanding Rec Balance Calc Merchant's Original Expected Term Merchant's Remaining Expected Term Merchant's Factor Rate Merchant's Factor Rate CALC Rec Yield at Orig CALC Merchant's Material Mod Flag Missed Payment Factor CALC Delinquency Status CALC Performance Ratio CALC Merchant Name Payment Frequency 1 1550601 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 2 1541684 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 3 1496185 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 4 1510296 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 5 1505112 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 6 1458898 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 7 1401697 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 8 1536845 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 9 1483841 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 10 1534841 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 11 1518230 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 12 1537710 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 13 1495773 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 14 1553356 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 15 1492095 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 16 1465024 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 17 1526668 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 18 1482314 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 19 1552849 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 20 1551305 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 21 1514334 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 22 1549438 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 23 1490090 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 24 1430226 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 25 1520068 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 26 1538425 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 27 1526408 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 28 1533886 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 29 1531426 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 30 1542188 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 31 1510027 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 32 1483989 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 33 1472004 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 34 1428093 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 35 1477674 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 36 1488549 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 37 1509201 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 38 1474635 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 39 1548523 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 40 1530688 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 41 1465279 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 42 1547673 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 43 1438566 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 44 1369622 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 45 1476753 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 46 1369024 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 47 1522405 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 48 1538720 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 49 1427093 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 50 1476679 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE Source Documents Against Data File

Highcrest Lending Corporation Highcrest VFN Securitization - Series 2024-1 2/29/2024 Exhibit A.1 Data File against Operating System Data File against Operating System CBIZ Loan Number Merchant Name Merchant State Personal Address Industry Applicant's FICO Score at Orig Applicant's Internal Credit Grade at Orig Payment Frequency Years in Business Outstanding Rec Balance Calc Merchant's Original Expected Term Merchant's Remaining Expected Term Merchant's Factor Rate Merchant's Factor Rate CALC Rec Yield at Orig CALC Merchant's Material Mod Flag Missed Payment Factor CALC Delinquency Status CALC Performance Ratio CALC Merchant Name Payment Frequency Source Documents Against Data File 51 1521488 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 52 1350290 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 53 1494881 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 54 1508744 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 55 1399122 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 56 1464134 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 57 1496121 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 58 1399094 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 59 1401791 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 60 1486840 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 61 1510440 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 62 1453907 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 63 1302096 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 64 1524256 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 65 1432010 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 66 1546926 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 67 1376991 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 68 1455499 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 69 1457128 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 70 1501454 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 71 1500947 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 72 1375472 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 73 1372632 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 74 1513365 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 75 1470753 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 76 1553335 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 77 1363284 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 78 1455468 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 79 1486875 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 80 1428232 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 81 1436990 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 82 1547332 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 83 1458137 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 84 1459782 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 85 1505460 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 86 1517207 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 87 1472517 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 88 1549327 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 89 1463374 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 90 1476710 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 91 1388186 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 92 1517999 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 93 1521475 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 94 1515669 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 95 1305892 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 96 1374751 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 97 1388089 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 98 1341098 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 99 1429278 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 100 1521725 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE

Highcrest Lending Corporation Highcrest VFN Securitization - Series 2024-1 2/29/2024 Exhibit A.1 Data File against Operating System Data File against Operating System CBIZ Loan Number Merchant Name Merchant State Personal Address Industry Applicant's FICO Score at Orig Applicant's Internal Credit Grade at Orig Payment Frequency Years in Business Outstanding Rec Balance Calc Merchant's Original Expected Term Merchant's Remaining Expected Term Merchant's Factor Rate Merchant's Factor Rate CALC Rec Yield at Orig CALC Merchant's Material Mod Flag Missed Payment Factor CALC Delinquency Status CALC Performance Ratio CALC Merchant Name Payment Frequency Source Documents Against Data File 101 1521685 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 102 1531138 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 103 1537562 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 104 1501355 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 105 1530096 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 106 1415634 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 107 1483721 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 108 1549498 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 109 1470651 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 110 1522116 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 111 1370984 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 112 1545201 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 113 1452207 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 114 1485311 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 115 1358410 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 116 1224665 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 117 1534088 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 118 1537180 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 119 1380563 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 120 1546986 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 121 1528159 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 122 1365543 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 123 1455774 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 124 1488340 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 125 1442815 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 126 1257253 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 127 1480485 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 128 1427684 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 129 1550165 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 130 1528748 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 131 1552679 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 132 1541083 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 133 1535408 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 134 1381223 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 135 1522403 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 136 1412717 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 137 1509347 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 138 1526705 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 139 1412811 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 140 1405798 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 141 1441201 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 142 1543060 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 143 1470640 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 144 1525910 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 145 1458922 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 146 1495988 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 147 1467778 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 148 1546190 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 149 1488433 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 150 1381327 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE

Highcrest Lending Corporation Highcrest VFN Securitization - Series 2024-1 2/29/2024 Exhibit A.1 Data File against Operating System Data File against Operating System CBIZ Loan Number Merchant Name Merchant State Personal Address Industry Applicant's FICO Score at Orig Applicant's Internal Credit Grade at Orig Payment Frequency Years in Business Outstanding Rec Balance Calc Merchant's Original Expected Term Merchant's Remaining Expected Term Merchant's Factor Rate Merchant's Factor Rate CALC Rec Yield at Orig CALC Merchant's Material Mod Flag Missed Payment Factor CALC Delinquency Status CALC Performance Ratio CALC Merchant Name Payment Frequency Source Documents Against Data File 151 1499924 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 152 1506075 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 153 1464972 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 154 1530359 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 155 1243655 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 156 1454831 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 157 1373089 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 158 1515498 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 159 1133361 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 160 1528474 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 161 1406099 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 162 1417817 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 163 1491328 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 164 1195940 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 165 1322697 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 166 1495893 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 167 1382504 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 168 1405676 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 169 1511120 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 170 1486707 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 171 1413715 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 172 1524305 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 173 1238358 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 174 1414221 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 175 1405880 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 176 1496573 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 177 1532138 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 178 1518363 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 179 1438623 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 180 1503436 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 181 1506367 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 182 1414116 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 183 1493357 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 184 1266204 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 185 1473156 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 186 1438853 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 187 1520804 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 188 1498144 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 189 1137385 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 190 1488376 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 191 1388796 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 192 1369714 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 193 1260167 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 194 1434699 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 195 1258611 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 196 1464553 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 197 1299421 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 198 1451659 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 199 1473495 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 200 1499810 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE